AVAILABLE FOR SALE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 194,184	$ 197,449
Accumulated net unrealized (loss)/gain	(100,382)	(78,960)	$ 14,446
Carrying value	93,802	118,489
Available-for-sale securities impairment charge	4,410	0	20,552
Unrealized loss from available-for-sale securities reclassified to Consolidated Statement of Operations	2,106	0	$ 20,552
Corporate Bond Securities_Golden Close Senior [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	17,754	28,676
Accumulated net unrealized (loss)/gain	(2,240)	(5,495)
Carrying value	15,514	23,181
Coporate Bond Securities_Golden Close Convertible [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,960	0
Accumulated net unrealized (loss)/gain	0	0
Carrying value	9,960	0
Corproate Bond Securities_Golden Close Super Senior [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,561	0
Accumulated net unrealized (loss)/gain	347	0
Carrying value	2,908	0
Corporate Bond Securities_NorAm Drilling [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,181	5,181
Accumulated net unrealized (loss)/gain	293	(245)
Carrying value	5,474	4,936
Corporate Bond Securities_Oro Negro [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,886	12,894
Accumulated net unrealized (loss)/gain	0	(2,106)
Carrying value	7,886	10,788
Common stock - Frontline Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	150,004	150,004
Accumulated net unrealized (loss)/gain	(99,514)	(71,794)
Carrying value	50,490	78,210
Common stock - NorAm Drilling [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	730	694
Accumulated net unrealized (loss)/gain	732	680
Carrying value	1,462	1,374
Common Stock, Golden Close [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	108	0
Accumulated net unrealized (loss)/gain	0	0
Carrying value	108	0
Available-for-sale securities impairment charge	600
Corporate Bond Securities- Golden Close [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities impairment charge	3,900
Listed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	41,700	38,900
Corporate Bond Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	43,342	46,751
Accumulated net unrealized (loss)/gain	(1,600)	(7,846)
Carrying value	41,742	38,905
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	150,842	150,698
Accumulated net unrealized (loss)/gain	(98,782)	(71,114)
Carrying value	$ 52,060	$ 79,584